Davis Select U.S. Equity ETF | DUSA

Davis Select Financial ETF | DFNL

Davis Select Worldwide ETF | DWLD

Davis Select International ETF | DINT

(part of Davis Fundamental ETF Trust)

July 31, 2022

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT U.S. EQUITY ETF	July 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCK – (98.75%)
COMMUNICATION SERVICES – (13.57%)
Media & Entertainment – (13.57%)
Alphabet Inc., Class C *	285,205	$33,266,311
Meta Platforms, Inc., Class A *	73,003	11,614,778
	Total Communication Services	44,881,089
CONSUMER DISCRETIONARY – (11.11%)
Retailing – (11.11%)
Amazon.com, Inc. *	191,743	25,875,718
JD.com, Inc., Class A, ADR (China)	130,966	7,792,477
Naspers Ltd. - N (South Africa)	7,553	1,067,136
Prosus N.V., Class N (Netherlands)	30,543	1,992,472
	Total Consumer Discretionary	36,727,803
FINANCIALS – (52.48%)
Banks – (21.58%)
Bank of America Corp.	169,036	5,715,107
Danske Bank A/S (Denmark)	249,240	3,485,446
DBS Group Holdings Ltd. (Singapore)	766,591	17,492,339
JPMorgan Chase & Co.	69,274	7,991,449
U.S. Bancorp	315,867	14,908,923
Wells Fargo & Co.	496,775	21,793,519
		71,386,783
Diversified Financials – (23.47%)
Capital Markets – (2.80%)
Bank of New York Mellon Corp.	213,034	9,258,458
Consumer Finance – (10.65%)
American Express Co.	29,823	4,593,338
Capital One Financial Corp.	278,854	30,626,535
		35,219,873
Diversified Financial Services – (10.02%)
Berkshire Hathaway Inc., Class B *	110,207	33,128,224
		77,606,555
Insurance – (7.43%)
Life & Health Insurance – (3.77%)
AIA Group Ltd. (Hong Kong)	636,220	6,391,876
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	1,036,590	6,092,079
		12,483,955
Property & Casualty Insurance – (3.66%)
Markel Corp. *	9,320	12,089,345
		24,573,300
	Total Financials	173,566,638
HEALTH CARE – (9.42%)
Health Care Equipment & Services – (6.46%)
Cigna Corp.	52,849	14,552,501
Quest Diagnostics Inc.	49,962	6,823,310
		21,375,811
Pharmaceuticals, Biotechnology & Life Sciences – (2.96%)
Viatris Inc.	1,008,645	9,773,770
	Total Health Care	31,149,581

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT U.S. EQUITY ETF - (CONTINUED)	July 31, 2022 (Unaudited)

		Shares/Principal	Value
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (1.39%)
Capital Goods – (1.39%)
	Owens Corning	49,583	$4,598,327
		Total Industrials	4,598,327
INFORMATION TECHNOLOGY – (9.15%)
Semiconductors & Semiconductor Equipment – (6.38%)
	Applied Materials, Inc.	85,366	9,047,089
	Intel Corp.	332,359	12,067,955
			21,115,044
Technology Hardware & Equipment – (2.77%)
	Samsung Electronics Co., Ltd. (South Korea)	193,370	9,153,196
		Total Information Technology	30,268,240
MATERIALS – (1.63%)
	Teck Resources Ltd., Class B (Canada)	183,722	5,399,590
		Total Materials	5,399,590
	TOTAL COMMON STOCK – (Identified cost $268,230,878)		326,591,268
SHORT-TERM INVESTMENTS – (1.17%)
	StoneX Financial Inc. Joint Repurchase Agreement, 2.25%, 08/01/22, dated 07/29/22, repurchase value of $2,365,443 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-7.00%, 08/15/22-07/20/52, total market value $2,412,300)	$2,365,000	2,365,000
	Truist Securities, Inc. Joint Repurchase Agreement, 2.25%, 08/01/22, dated 07/29/22, repurchase value of $1,513,284 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 0.00%-4.00%, 09/15/29-06/01/52, total market value $1,543,260)	1,513,000	1,513,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $3,878,000)		3,878,000
	Total Investments – (99.92%) – (Identified cost $272,108,878)		330,469,268
	Other Assets Less Liabilities – (0.08%)		251,058
		Net Assets – (100.00%)	$330,720,326

ADR: American Depositary Receipt

*	Non-income producing security.

Please refer to "Notes to Schedule of Investments" on page 10 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT FINANCIAL ETF	July 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCK – (99.11%)
CONSUMER DISCRETIONARY – (1.19%)
Retailing – (1.19%)
Prosus N.V., Class N (Netherlands)	31,530	$2,056,859
	Total Consumer Discretionary	2,056,859
FINANCIALS – (97.92%)
Banks – (45.10%)
Banks – (42.82%)
Bank of America Corp.	205,431	6,945,622
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	127,031	4,305,080
Danske Bank A/S (Denmark)	340,478	4,761,346
DBS Group Holdings Ltd. (Singapore)	330,686	7,545,708
DNB Bank ASA (Norway)	216,427	4,269,189
Fifth Third Bancorp	132,719	4,528,372
JPMorgan Chase & Co.	68,822	7,939,306
M&T Bank Corp.	21,565	3,826,709
Metro Bank PLC (United Kingdom)*	295,258	294,656
PNC Financial Services Group, Inc.	48,651	8,073,147
Truist Financial Corp.	28,518	1,439,303
U.S. Bancorp	232,560	10,976,832
Wells Fargo & Co.	213,677	9,374,010
		74,279,280
Thrifts & Mortgage Finance – (2.28%)
Rocket Companies, Inc., Class A	415,838	3,958,778
		78,238,058
Diversified Financials – (34.13%)
Capital Markets – (14.85%)
Bank of New York Mellon Corp.	192,809	8,379,479
Charles Schwab Corp.	90,131	6,223,546
Julius Baer Group Ltd. (Switzerland)	175,258	9,062,599
State Street Corp.	29,496	2,095,396
		25,761,020
Consumer Finance – (12.13%)
American Express Co.	47,108	7,255,574
Capital One Financial Corp.	125,465	13,779,821
		21,035,395
Diversified Financial Services – (7.15%)
Berkshire Hathaway Inc., Class B *	41,287	12,410,872
		59,207,287
Insurance – (18.69%)
Life & Health Insurance – (1.08%)
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	319,000	1,874,775
Property & Casualty Insurance – (16.18%)
Chubb Ltd.	64,916	12,245,754
Loews Corp.	103,345	6,019,846
Markel Corp. *	7,567	9,815,459
		28,081,059
Reinsurance – (1.43%)
Everest Re Group, Ltd.	6,676	1,744,773

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT FINANCIAL ETF - (CONTINUED)	July 31, 2022 (Unaudited)

		Shares/Principal	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
	Reinsurance – (Continued)
	Greenlight Capital Re, Ltd., Class A *	101,438	$729,339
			2,474,112
			32,429,946
		Total Financials	169,875,291
	TOTAL COMMON STOCK – (Identified cost $160,915,677)		171,932,150
SHORT-TERM INVESTMENTS – (0.73%)
	StoneX Financial Inc. Joint Repurchase Agreement, 2.25%, 08/01/22, dated 07/29/22, repurchase value of $775,145 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-7.00%, 08/15/22-07/20/52, total market value $790,500)	$775,000	775,000
	Truist Securities, Inc. Joint Repurchase Agreement, 2.25%, 08/01/22, dated 07/29/22, repurchase value of $495,093 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 0.00%-4.00%, 11/15/27-09/01/47, total market value $504,900)	495,000	495,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $1,270,000)		1,270,000
	Total Investments – (99.84%) – (Identified cost $162,185,677)		173,202,150
	Other Assets Less Liabilities – (0.16%)		286,145
		Net Assets – (100.00%)	$173,488,295

*	Non-income producing security.

Please refer to "Notes to Schedule of Investments" on page 10 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT WORLDWIDE ETF	July 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCK – (98.84%)
COMMUNICATION SERVICES – (11.64%)
Media & Entertainment – (11.64%)
Alphabet Inc., Class C *	104,004	$12,131,027
IAC Inc. *	32,222	2,207,207
iQIYI, Inc., Class A, ADR (China)*	249,981	954,927
Liberty Media Corp., Liberty Formula One, Series A *	68,811	4,265,594
Liberty Media Corp., Liberty Formula One, Series C *	42,652	2,890,526
Meta Platforms, Inc., Class A *	51,381	8,174,717
Vimeo, Inc. *	53,302	296,359
	Total Communication Services	30,920,357
CONSUMER DISCRETIONARY – (21.63%)
Consumer Durables & Apparel – (0.95%)
Fila Holdings Corp. (South Korea)	108,188	2,537,065
Retailing – (20.68%)
Alibaba Group Holding Ltd., ADR (China)*	77,254	6,904,190
Amazon.com, Inc. *	64,931	8,762,438
Coupang, Inc., Class A (South Korea)*	150,257	2,597,944
Delivery Hero SE (Germany)*	85,394	4,119,949
JD.com, Inc., Class A, ADR (China)	205,498	12,227,131
Meituan, Class B (China)*	321,240	7,206,489
Naspers Ltd. - N (South Africa)	20,978	2,963,906
Prosus N.V., Class N (Netherlands)	155,597	10,150,369
		54,932,416
	Total Consumer Discretionary	57,469,481
CONSUMER STAPLES – (1.22%)
Food, Beverage & Tobacco – (1.22%)
Darling Ingredients Inc. *	46,793	3,241,819
	Total Consumer Staples	3,241,819
FINANCIALS – (40.61%)
Banks – (19.32%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	142,102	4,815,837
Danske Bank A/S (Denmark)	870,164	12,168,633
DBS Group Holdings Ltd. (Singapore)	746,736	17,039,281
Metro Bank PLC (United Kingdom)*	523,889	522,820
Wells Fargo & Co.	382,901	16,797,867
		51,344,438
Diversified Financials – (13.74%)
Capital Markets – (5.17%)
Julius Baer Group Ltd. (Switzerland)	234,462	12,124,041
Noah Holdings Ltd., Class A, ADS (China)*	91,911	1,599,251
		13,723,292
Consumer Finance – (2.62%)
Capital One Financial Corp.	63,376	6,960,586
Diversified Financial Services – (5.95%)
Berkshire Hathaway Inc., Class B *	52,599	15,811,259
		36,495,137
Insurance – (7.55%)
Life & Health Insurance – (7.55%)
AIA Group Ltd. (Hong Kong)	1,035,890	10,407,218

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT WORLDWIDE ETF - (CONTINUED)	July 31, 2022 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Life & Health Insurance – (Continued)
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	1,643,275	$9,657,590
		20,064,808
	Total Financials	107,904,383
HEALTH CARE – (6.27%)
Health Care Equipment & Services – (3.40%)
Cigna Corp.	32,845	9,044,199
Pharmaceuticals, Biotechnology & Life Sciences – (2.87%)
Viatris Inc.	786,270	7,618,956
	Total Health Care	16,663,155
INDUSTRIALS – (1.42%)
Capital Goods – (1.42%)
Owens Corning	40,725	3,776,837
	Total Industrials	3,776,837
INFORMATION TECHNOLOGY – (13.31%)
Semiconductors & Semiconductor Equipment – (5.11%)
Applied Materials, Inc.	49,261	5,220,681
Intel Corp.	229,936	8,348,976
		13,569,657
Software & Services – (0.55%)
Clear Secure, Inc., Class A *	57,922	1,466,585
Technology Hardware & Equipment – (7.65%)
Hollysys Automation Technologies Ltd. (China)	623,481	9,832,296
Samsung Electronics Co., Ltd. (South Korea)	221,483	10,483,929
		20,316,225
	Total Information Technology	35,352,467
MATERIALS – (2.74%)
Teck Resources Ltd., Class B (Canada)	247,337	7,269,234
	Total Materials	7,269,234
TOTAL COMMON STOCK – (Identified cost $267,171,725)		262,597,733
SHORT-TERM INVESTMENTS – (0.69%)
StoneX Financial Inc. Joint Repurchase Agreement, 2.25%, 08/01/22, dated 07/29/22, repurchase value of $1,107,208 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-7.00%, 08/15/22-07/20/52, total market value $1,129,140)	$1,107,000	1,107,000
Truist Securities, Inc. Joint Repurchase Agreement, 2.25%, 08/01/22, dated 07/29/22, repurchase value of $708,133 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 3.50%-4.90%, 06/01/31-04/01/45, total market value $722,160)	708,000	708,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $1,815,000)		1,815,000

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT WORLDWIDE ETF - (CONTINUED)	July 31, 2022 (Unaudited)

	Total Investments – (99.53%) – (Identified cost $268,986,725)	$264,412,733
	Other Assets Less Liabilities – (0.47%)	1,260,260
	Net Assets – (100.00%)	$265,672,993

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-income producing security.

Please refer to "Notes to Schedule of Investments" on page 10 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT INTERNATIONAL ETF	July 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCK – (96.36%)
COMMUNICATION SERVICES – (4.87%)
Media & Entertainment – (4.87%)
Baidu, Inc., Class A, ADR (China)*	40,569	$5,540,508
iQIYI, Inc., Class A, ADR (China)*	325,669	1,244,056
	Total Communication Services	6,784,564
CONSUMER DISCRETIONARY – (29.70%)
Consumer Durables & Apparel – (2.88%)
Fila Holdings Corp. (South Korea)	170,987	4,009,734
Retailing – (26.82%)
Alibaba Group Holding Ltd., ADR (China)*	61,850	5,527,535
Coupang, Inc., Class A (South Korea)*	197,756	3,419,201
Delivery Hero SE (Germany)*	44,320	2,138,278
JD.com, Inc., Class A, ADR (China)	117,204	6,973,638
Meituan, Class B (China)*	257,670	5,780,401
Naspers Ltd. - N (South Africa)	45,229	6,390,243
Prosus N.V., Class N (Netherlands)	109,993	7,175,392
		37,404,688
	Total Consumer Discretionary	41,414,422
FINANCIALS – (38.19%)
Banks – (22.82%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	237,263	8,040,843
Danske Bank A/S (Denmark)	487,659	6,819,569
DBS Group Holdings Ltd. (Singapore)	451,090	10,293,128
DNB Bank ASA (Norway)	322,679	6,365,091
Metro Bank PLC (United Kingdom)*	314,840	314,198
		31,832,829
Diversified Financials – (6.07%)
Capital Markets – (6.07%)
Julius Baer Group Ltd. (Switzerland)	138,218	7,147,259
Noah Holdings Ltd., Class A, ADS (China)*	75,643	1,316,188
		8,463,447
Insurance – (9.30%)
Life & Health Insurance – (9.30%)
AIA Group Ltd. (Hong Kong)	693,090	6,963,228
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	1,021,746	6,004,841
		12,968,069
	Total Financials	53,264,345
HEALTH CARE – (3.52%)
Pharmaceuticals, Biotechnology & Life Sciences – (3.52%)
Novartis AG, ADR (Switzerland)	29,471	2,529,496
Roche Holding AG - Genusschein (Switzerland)	7,165	2,378,812
	Total Health Care	4,908,308
INDUSTRIALS – (6.01%)
Capital Goods – (6.01%)
Ferguson plc (United Kingdom)	35,152	4,422,076
Schneider Electric SE (France)	28,675	3,965,862
	Total Industrials	8,387,938
INFORMATION TECHNOLOGY – (10.88%)
Semiconductors & Semiconductor Equipment – (1.65%)
Tokyo Electron Ltd. (Japan)	6,700	2,306,096

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT INTERNATIONAL ETF - (CONTINUED)	July 31, 2022 (Unaudited)

		Shares/Principal	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (CONTINUED)
Technology Hardware & Equipment – (9.23%)
	Hollysys Automation Technologies Ltd. (China)	384,686	$6,066,498
	Samsung Electronics Co., Ltd. (South Korea)	143,782	6,805,942
			12,872,440
		Total Information Technology	15,178,536
MATERIALS – (3.19%)
	Teck Resources Ltd., Class B (Canada)	151,395	4,449,499
		Total Materials	4,449,499
	TOTAL COMMON STOCK – (Identified cost $151,130,388)		134,387,612
SHORT-TERM INVESTMENTS – (3.50%)
	StoneX Financial Inc. Joint Repurchase Agreement, 2.25%, 08/01/22, dated 07/29/22, repurchase value of $2,979,559 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-7.00%, 08/15/22-07/20/52, total market value $3,038,580)	$2,979,000	2,979,000
	Truist Securities, Inc. Joint Repurchase Agreement, 2.25%, 08/01/22, dated 07/29/22, repurchase value of $1,906,357 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 0.00%-4.00%, 09/15/29-04/01/45, total market value $1,944,120)	1,906,000	1,906,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $4,885,000)		4,885,000
	Total Investments – (99.86%) – (Identified cost $156,015,388)		139,272,612
	Other Assets Less Liabilities – (0.14%)		192,016
		Net Assets – (100.00%)	$139,464,628

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-income producing security.

Please refer to "Notes to Schedule of Investments" on page 10 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS FUNDAMENTAL ETF TRUST	Notes to Schedule of Investments
July 31, 2022 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds' assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Adviser"), the Funds' investment adviser, identifies as a significant event occurring before the Funds' assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds' Pricing Committee and Board of Trustees. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer's industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Funds' Board of Trustees at its next regularly scheduled meeting covering the period in which the fair valuation was determined.

Short-term investments purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Funds' valuation procedures are reviewed and subject to approval by the Board of Trustees. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds' investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

DAVIS FUNDAMENTAL ETF TRUST	Notes to Schedule of Investments – (Continued)
July 31, 2022 (Unaudited)

Security Valuation – (Continued)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of July 31, 2022 in valuing each Fund's investments carried at value:

	Investments in Securities at Value
				Davis Select
	Davis Select	Davis Select	Davis Select	International
	U.S. Equity ETF	Financial ETF	Worldwide ETF	ETF
Valuation Inputs
Level 1 – Quoted Prices:
Common Stock:
Communication Services	$44,881,089	$–	$30,920,357	$6,784,564
Consumer Discretionary	33,668,195	–	30,491,703	15,920,374
Consumer Staples	–	–	3,241,819	–
Financials	140,104,898	142,067,018	45,984,800	9,357,031
Health Care	31,149,581	–	16,663,155	2,529,496
Industrials	4,598,327	–	3,776,837	–
Information Technology	21,115,044	–	24,868,538	6,066,498
Materials	5,399,590	–	7,269,234	4,449,499
Total Level 1	280,916,724	142,067,018	163,216,443	45,107,462
Level 2 – Other Significant Observable Inputs:
Common Stock*:
Consumer Discretionary	3,059,608	2,056,859	26,977,778	25,494,048
Financials	33,461,740	27,808,273	61,919,583	43,907,314
Health Care	–	–	–	2,378,812
Industrials	–	–	–	8,387,938
Information Technology	9,153,196	–	10,483,929	9,112,038
Short-Term Investments	3,878,000	1,270,000	1,815,000	4,885,000
Total Level 2	49,552,544	31,135,132	101,196,290	94,165,150
Level 3 – Significant Unobservable Inputs:
Total Level 3	–	–	–	–
Total Investments	$330,469,268	$173,202,150	$264,412,733	$139,272,612

*Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.

Federal Income Taxes

At July 31, 2022, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

	Davis Select	Davis Select	Davis Select	Davis Select
	U.S. Equity ETF	Financial ETF	Worldwide ETF	International ETF
Cost	$272,368,864	$162,677,767	$271,188,378	$159,188,119
Unrealized appreciation	76,578,148	22,606,881	41,468,609	13,409,851
Unrealized depreciation	(18,477,744)	(12,082,498)	(48,244,254)	(33,325,358)
Net unrealized appreciation (depreciation)	$58,100,404	$10,524,383	$(6,775,645)	$(19,915,507)